Goodwill, Net (Tables)	12 Months Ended
Jun. 30, 2026
Goodwill, Net [Abstract]
Schedule of Goodwill and Accumulated Impairment Losses

The gross amount of goodwill and accumulated impairment losses by reporting unit as of June 30, 2025 and 2026 are as follows:

	computing power and algorithm solutions	smart technology and new energy solutions	health and wellness products and services	Total
	RMB	RMB	RMB	RMB
Gross as of June 30, 2025	-	-	-	-
Addition for business combination (Note 3(a))	1,064,367	833,416	120,381	2,018,164
Gross as of June 30, 2026	1,064,367	833,416	120,381	2,018,164
Accumulated impairment loss as of June 30, 2025	-	-	-	-
Impairment loss	-	-	-	-
Accumulated impairment loss as of June 30, 2026	-	-	-	-
Net as of June 30, 2025	-	-	-	-
Net as of June 30, 2026	1,064,367	833,416	120,381	2,018,164